Corporate information	6 Months Ended
Jun. 30, 2024
Disclosure Of Basis Of Preparation [Abstract]
Corporate information
1.1 Corporate information

On Holding AG and its consolidated subsidiaries (together "On" or "the Company") is engaged in developing and distributing innovative premium performance sports products, sold worldwide through independent retailers and global distributors, and through the Company's online presence and high-end stores.
On is a publicly traded company on the New York Stock Exchange, trading under the ticker symbol "NYSE: ONON".
These unaudited interim condensed consolidated financial statements (“the financial statements”) present the financial position and the results of operations of On Holding AG, as ultimate parent company, and its consolidated subsidiaries. On Holding AG is a limited company incorporated in accordance with Swiss law and its principal offices are located at Förrlibuckstrasse 190, Zurich, Switzerland.
The financial statements for the period ended June 30, 2024 were authorized for issuance by the board of directors of the Company on August 13, 2024.
1.2 About the financials

The financial statements as of June 30, 2024 and for the three months and six months ended June 30, 2024 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”) as issued by the International Accounting Standards Board ("IASB").
The financial statements comprise the Company's financial statements as of and during three months and six months ended June 30, 2024 and are presented in Swiss Francs (CHF), the legal currency of Switzerland.
The financial statements are not necessarily indicative of the results for a full year and do not include all the notes typically included in an annual financial report prepared in accordance with International Financial Reporting Standards ("IFRS") and interpretations developed by the IFRS Interpretations Committee ("IFRIC Interpretations"), or its predecessor body, the Standing Interpretations Committee ("SIC Interpretations"), together “IFRS Accounting Standards”, as issued by the International Accounting Standards Board ("IASB"). Accordingly, this report is to be read in conjunction with the Company’s Annual Report on Form 20-F for the year ended December 31, 2023, filed with the SEC on March 12, 2024 (the “Annual Report”), which has been prepared in accordance with IFRS Accounting Standards, as issued by the IASB.
The material accounting policies, methods of computation, and presentation applied in the preparation of the financial statements are consistent with those applied in the Company’s Annual Report for the year ended December 31, 2023 except where specifically described.
Certain amounts included in this document may not add or recalculate due to rounding. With respect to financial information set out in this document, a dash (“—”) signifies that the relevant figure is available but is or has been rounded to zero.